Segmental information - Summary of segment adjusted EBITDA represents adjusted EBITDA excluding unallocated corporate expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmental information
Segment revenue	€ 730,188	€ 561,202	€ 404,924
Segment Adjusted EBITDA	211,444	187,862	127,679
Amortization of sport rights	(140,200)	(94,312)	(80,608)
Rest of the World revenue
Segmental information
Segment revenue	602,746	489,502	370,517
United states
Segmental information
Segment revenue	127,442	71,700	34,407
Reportable segments
Segmental information
Segment revenue	677,056	521,219	375,290
Segment Adjusted EBITDA	224,792	193,608	129,062
Amortization of sport rights	(140,200)	(94,312)	(80,608)
Reportable segments | United states
Segmental information
Segment revenue	127,442	71,700	34,407
Segment Adjusted EBITDA	(4,141)	(22,625)	(16,373)
Amortization of sport rights	(33,705)	(21,946)	(24,262)
All other segments
Segmental information
Segment revenue	53,132	39,983	29,634
Segment Adjusted EBITDA	(13,348)	(5,746)	(1,383)
Betting revenue | Rest of the World revenue
Segmental information
Segment revenue	389,092	309,357	234,991
Betting revenue | United states
Segmental information
Segment revenue	29,737	15,150	9,791
Betting revenue | Reportable segments | Rest of the World revenue
Segmental information
Segment revenue	389,092	309,357	234,991
Segment Adjusted EBITDA	182,439	176,987	118,676
Amortization of sport rights	(40,093)	(16,101)	(10,933)
Betting AV revenue | Rest of the World revenue
Segmental information
Segment revenue	160,522	140,162	105,892
Betting AV revenue | United states
Segmental information
Segment revenue	10,963	5,166	3,575
Betting AV revenue | Reportable segments | Rest of the World revenue
Segmental information
Segment revenue	160,522	140,162	105,892
Segment Adjusted EBITDA	46,494	39,246	26,759
Amortization of sport rights	€ (66,402)	€ (56,266)	€ (45,413)